UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 1200 Paseo Camarillo, Suite 150
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter F. Banks
Title: Vice President and Chief Financial Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Peter F. Banks       Camarillo, CA                  October 6, 2003
Report Type (Check only one):
[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           27
Form 13F Information Table Value Total:       103916
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

ALLIED CAPITAL CORP      COM      01903q108     3285     133600  SH
ALLTEL CORP              PFD CONV 020039822     6964     142450  SH
AMERICAN STATES WATER CO COM      029899101     4046     171650  SH
ATMOS ENERGY CORP        COM      049560105     1108      46300  SH
BERKSHIRE HATHAWAY INC   COM      084670207     3365       1348  SH
CAPITAL AUTOMOTIVE REIT  COM      139733109     4747     156500  SH
CEDAR FAIR L P           LTD PART 150185106     4869     173900  SH
ENTERTAINMENT PROP TR    COM      29380t105     5345     178160  SH
FEDERAL REALTY INV TR    COM      313747206     4921     133500  SH
GATX CORP                COM      361448103     5869     277500  SH
GENUINE PARTS CO         COM      372460105     1313      41050  SH
HRPT PROPERTIES TRUST    COM      40426w101     4998     546809  SH
HEALTH CARE PROP INV INC COM      421915109     6063     129822  SH
ISTAR FINANCIAL INC      COM      45031u101     4624     118715  SH
MCDONALDS CORP           COM      580135101     5398     229300  SH
MERCK & CO               COM      589331107     7394     146063  SH
PACIFIC CAPITAL BANCORP  COM      69404p101     3667     120259  SH
PFIZER INC               COM      717081103       62       2055  SH
PLUM CREEK TIMBER CO INC COM      729251108     4395     172760  SH
SAN JOAQUIN BANK         COM      79805p105     2639     164959  SH
TECO ENERGY INC          COM      872375100     5799     419609  SH
TRIZEC PROPERTIES INC    COM      89687p107     6302     514025  SH
UNITED DOMIN RLTY TR INC COM      910197102     1861     101650  SH
VORNADO REALTY TRUST     COM      929042109      850      17700  SH
WASHINGTON MUTUAL INC    COM      939322103      100       2530  SH
WASHINGTON RE EST INV TR COM      939653101     3608     124400  SH
WELLS FARGO & CO         COM      949746101      324       6285  SH